UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 97.32%

Aerospace & Defense 2.68%
BE Aerospace, Inc.*	744,839	$35,030
Hexcel Corp.*	1,157,154	31,683

Total		66,713

Airlines 1.55%
Spirit Airlines, Inc.*	1,601,550	38,469

Automobiles 1.28%
Tesla Motors, Inc.*	957,432	31,720

Biotechnology 11.40%
Amarin Corp. plc ADR*	2,260,861	27,605
Ariad Pharmaceuticals, Inc.*	1,034,274	16,859
BioMarin Pharmaceutical, Inc.*	369,562	12,824
Cepheid, Inc.*	947,490	36,393
Cubist Pharmaceuticals, Inc.*	844,726	35,715
Genomic Health, Inc.*	771,619	22,115
Incyte Corp.*	1,898,784	43,064
Medivation, Inc.*	394,509	31,908
Onyx Pharmaceuticals, Inc.*	675,743	30,753
Pharmacyclics, Inc.*	944,967	26,043

Total		283,279

Capital Markets 1.32%
Financial Engines, Inc.*	570,727	13,035
WisdomTree Investments, Inc.*	2,323,478	19,866

Total		32,901

Commercial Banks 3.65%
Bank of the Ozarks, Inc.	486,984	15,048
SVB Financial Group*	573,903	36,781
Texas Capital Bancshares, Inc.*	692,194	26,103
Western Alliance Bancorp*	1,444,941	12,686

Total		90,618

Commercial Services & Supplies 1.04%
Clean Harbors, Inc.*	378,955	25,860

Computers & Peripherals 3.40%
Fusion-io, Inc.*	1,226,560	31,461
Stratasys, Inc.*	675,718	34,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals (continued)
Synaptics, Inc.*	600,556	$18,443

Total		84,508

Diversified Consumer Services 1.35%
Coinstar, Inc.*	533,712	33,512

Diversified Financial Services 1.04%
MarketAxess Holdings, Inc.	756,153	25,943

Electronic Equipment, Instruments & Components 3.01%
Cognex Corp.	488,639	19,667
FARO Technologies, Inc.*	494,244	27,668
IPG Photonics Corp.*	521,173	25,225
Maxwell Technologies, Inc.*	238,185	2,265

Total		74,825

Energy Equipment & Services 2.29%
Atwood Oceanics, Inc.*	427,478	18,950
Dril-Quip, Inc.*	193,839	13,063
Lufkin Industries, Inc.	323,979	24,894

Total		56,907

Food & Staples Retailing 3.03%
Fresh Market, Inc. (The)*	607,163	31,068

PriceSmart, Inc.	231,642	19,120
United Natural Foods, Inc.*	511,903	25,232

Total		75,420

Food Products 1.12%
Annie’s, Inc.*	169,185	6,732
Hain Celestial Group, Inc. (The)*	445,882	21,090

Total		27,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 5.51%
Align Technology, Inc.*	1,613,306	$51,158
DexCom, Inc.*	1,500,159	14,687
Endologix, Inc.*	1,777,169	26,622
HeartWare International, Inc.*	64,421	5,022
Insulet Corp.*	771,614	13,781
MAKO Surgical Corp.*	620,598	25,637

Total		136,907

Health Care Technology 2.20%
athenahealth, Inc.*	456,001	33,037
HealthStream, Inc.*	944,753	21,654

Total		54,691

Hotels, Restaurants & Leisure 2.61%
BJ’s Restaurants, Inc.*	368,640	15,922
Buffalo Wild Wings, Inc.*	365,451	30,643
Peet’s Coffee & Tea, Inc.*	239,405	18,391

Total		64,956

Information Technology Services 0.51%
ServiceSource International, Inc.*	770,922	12,782

Internet Software & Services 11.83%
Angie’s List, Inc.*	1,647,275	22,979
Bankrate, Inc.*	1,253,165	29,349
Bazaarvoice, Inc.*	357,994	7,092
Constant Contact, Inc.*	1,201,800	29,048
Cornerstone OnDemand, Inc.*	1,448,418	30,098
CoStar Group, Inc.*	512,797	37,378
DealerTrack Holdings, Inc.*	879,187	26,226
LivePerson, Inc.*	1,899,669	30,167
MercadoLibre, Inc. (Argentina)(a)	329,148	31,842
Millennial Media, Inc.*	127,492	2,419
VistaPrint NV (Netherlands)*(a)	170,455	6,356
Yelp, Inc.*(b)	483,335	11,049
Youku, Inc. ADR*	784,498	18,859
Zillow, Inc.*	321,661	11,216

Total		294,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Shares	Fair Value (000)

Machinery 5.29%
Chart Industries, Inc.*	557,736	$42,628
Middleby Corp. (The)*	308,304	31,283
Proto Labs, Inc.*	246,089	9,130
RBC Bearings, Inc.*	464,990	21,799
Westport Innovations, Inc. (Canada)*(a)	851,215	26,643

Total		131,483

Metals & Mining 0.08%
Materion Corp.	79,964	1,976

Oil, Gas & Consumable Fuels 4.22%
Cheniere Energy, Inc.*	1,076,329	19,707
Clean Energy Fuels Corp.*	1,237,222	23,804
Energy XXI Bermuda Ltd.*	1,004,931	37,866
GasLog Ltd. (Monaco)*(a)	1,038,622	12,131
Kodiak Oil & Gas Corp.*	1,282,100	11,347

Total		104,855

Professional Services 1.13%
Advisory Board Co. (The)*	306,844	27,972

Software 14.38%
Aspen Technology, Inc.*	1,189,023	23,519
CommVault Systems, Inc.*	571,081	29,736
Concur Technologies, Inc.*	828,594	46,865
Fortinet, Inc.*	931,915	24,342
Imperva, Inc.*	550,664	19,147
Infoblox, Inc.*	577,868	11,789
Jive Software, Inc.*	1,190,695	28,350
NetSuite, Inc.*	496,060	22,015
SolarWinds, Inc.*	954,143	44,759
Sourcefire, Inc.*	626,049	31,922
Splunk, Inc.*	337,653	11,463
Synchronoss Technologies, Inc.*	578,182	18,097
Tangoe, Inc.*	953,441	19,527
Velti plc (Ireland)*(a)	2,165,631	25,879

Total		357,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 6.53%
Dick’s Sporting Goods, Inc.	681,926	$34,505
DSW, Inc. Class A	442,118	24,873
Francesca’s Holdings Corp.*	799,500	25,064
Hibbett Sports, Inc.*	497,197	29,693
Monro Muffler Brake, Inc.	308,428	12,726
Teavana Holdings, Inc.*	659,878	13,785
ULTA Salon, Cosmetics & Fragrance, Inc.	247,116	21,791

Total		162,437

Textiles, Apparel & Luxury Goods 2.96%
Steven Madden Ltd.*	611,464	26,422
Tumi Holdings, Inc.*	495,294	12,615
Under Armour, Inc. Class A*	353,346	34,603

Total		73,640

Thrifts & Mortgage Finance 1.07%
Ocwen Financial Corp.*	1,790,265	26,693

Trading Companies & Distributors 0.84%
Titan Machinery, Inc.*	582,314	20,748

Total Common Stocks (cost $1,983,045,062)		2,419,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.35%

Repurchase Agreement

Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $32,285,000 of Federal Home Loan Mortgage Corp. at 4.50% due 7/15/2013; value: $34,343,169; proceeds: $33,668,663 (cost $33,668,653)	$33,669	$33,669

Total Investments in Securities 98.67% (cost $2,016,713,715)		2,452,794

Other Assets in Excess of Liabilities 1.33%		33,048

Net Assets 100.00%		$2,485,842

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,419,125	$—	$—	$2,419,125
Repurchase Agreement	—	33,669	—	33,669

Total	$2,419,125	$33,669	$—	$2,452,794

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,033,294,990

Gross unrealized gain	439,637,997
Gross unrealized loss	(20,139,231)

Net unrealized security gain	$419,498,766

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of foreign securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2012:

Affiliated Issuer	Balance of Shares Held at 7/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2012	Value at 4/30/2012	Net Realized Gain 8/1/2011 to 4/30/2012(a)	Dividend Income 8/1/2011 to 4/30/2012(a)

Endologix, Inc.(b)	3,945,204	322,526	(2,490,561)	1,777,169	$—	$7,372,307	$—
Yelp, Inc.	—	483,335	—	483,335	11,049,038	—	—

Total	3,945,204	805,861	(2,490,561)	2,260,504	$11,049,038	$7,372,307	$—

(a)	Represents realized gains and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of April 30, 2012.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/Robert S. Dow Robert S. Dow Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock Joan A. Binstock Chief Financial Officer and Vice President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Robert S. Dow Robert S. Dow Chief Executive Officer and Chairman

Date: June 18, 2012

	By:	/s/Joan A. Binstock Joan A. Binstock Chief Financial Officer and Vice President

Date: June 18, 2012